Financial risk management - Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	$ 904,949	$ 1,007,752	$ 817,651
Total equity	1,265,648	1,163,643	$ 1,047,830	$ 963,724
Total capital	$ 2,170,597	$ 2,171,395
Gearing ratio	42.00%	46.00%